Operating Segments (Operating Income by Business Lines) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segment data [Line Items]
Operating income attributed to segments	$ 914	$ 937	$ 1,352
Industrial Products [Member]
Operating segment data [Line Items]
Operating income attributed to segments	303	286	225
Advanced Additives [Member]
Operating segment data [Line Items]
Operating income attributed to segments	201	163	154
Food Specialties [Member]
Operating segment data [Line Items]
Operating income attributed to segments	51	84	72
Potash & Magnesium [Member]
Operating segment data [Line Items]
Operating income attributed to segments	282	282	637
Phosphate [Member]
Operating segment data [Line Items]
Operating income attributed to segments	23	60	187
Specialty Fertilizers [Member]
Operating segment data [Line Items]
Operating income attributed to segments	56	55	63
Other activities and intercompany eliminations [Member]
Operating segment data [Line Items]
Operating income attributed to segments	$ (2)	$ 7	$ 14